Disclosure of Maturity Analysis for Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	$ 5,500
Senior Notes interest, undiscounted cash flows	2,085
Finance lease liabilities on leasehold interests in land, undiscounted cash flows	341	$ 344
Other finance lease liabilities, undiscounted cash flows	5	5
Trade and other payables, undiscounted cash flows	1,635	1,272
Bank borrowings, undiscounted cash flows		4,865
Within the first year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	0
Senior Notes interest, undiscounted cash flows	277
Finance lease liabilities on leasehold interests in land, undiscounted cash flows	8	5
Other finance lease liabilities, undiscounted cash flows	2	2
Trade and other payables, undiscounted cash flows	1,546	1,196
Bank borrowings, undiscounted cash flows		182
In the second year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	0
Senior Notes interest, undiscounted cash flows	277
Finance lease liabilities on leasehold interests in land, undiscounted cash flows	5	5
Other finance lease liabilities, undiscounted cash flows	2	1
Trade and other payables, undiscounted cash flows	22	26
Bank borrowings, undiscounted cash flows		243
In the third to fifth year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	1,800
Senior Notes interest, undiscounted cash flows	833
Finance lease liabilities on leasehold interests in land, undiscounted cash flows	16	16
Other finance lease liabilities, undiscounted cash flows	1	2
Trade and other payables, undiscounted cash flows	55	47
Bank borrowings, undiscounted cash flows		4,440
Over the fifth year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	3,700
Senior Notes interest, undiscounted cash flows	698
Finance lease liabilities on leasehold interests in land, undiscounted cash flows	312	318
Other finance lease liabilities, undiscounted cash flows	0	0
Trade and other payables, undiscounted cash flows	$ 12	3
Bank borrowings, undiscounted cash flows		$ 0